Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Supplement dated May 23, 2019

to the Summary Prospectuses and Prospectus, dated March 1, 2019, as supplemented

Effective June 21, 2019 for the JPMorgan Diversified Return Emerging Markets Equity ETF (the “JPEM Effective Date”) and effective June 28, 2019 for the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “JPSE Effective Date”), each Fund’s underlying index composition will be updated as described below. At that time, the disclosure relating to each Fund’s main investment strategies will also be revised.

JPMorgan Diversified Return Emerging Markets Equity ETF

On the JPEM Effective Date, the first paragraph of “What are the Fund’s main investment strategies?” and the “Underlying Index Characteristics” in the Summary Prospectus section will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities from emerging markets selected to represent a diversified set of factor characteristics, as described below. The Fund’s adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE International Limited, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Emerging Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities from advanced and secondary emerging markets. Through diversification, the Underlying Index is designed to more evenly distribute risk across regions, super-sectors and individual securities. In the Underlying Index, weightings to regions and super-sectors are adjusted based on their historical volatility to attempt to balance risk across regions and super-sectors in the overall portfolio. The Underlying Index is diversified across certain countries in the following regions: Asia Pacific ex China; China; Europe, Middle East & Africa (EMEA); and Latin America; and across the following super-sectors: commodities, financials, consumer, defensives and industrials. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund’s securities are large-and mid-cap equity securities of companies from emerging markets, including common stock, depositary receipts, preferred stock and real estate investment trusts (REITs). For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index. As of January 31, 2019 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $292.78 million to $215.48 billion.

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their region and/or super-sector peers based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their region and/or super-sector peers over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their region and/or super-sector peers as measured by profitability, earnings quality and solvency/financial risk.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

On the JPSE Effective Date, the first paragraph of “What are the Fund’s main investment strategies?” and the “Underlying Index Characteristics” in the Summary Prospectus section will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, as described below. The Fund’s adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE International Limited, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the Russell 2000 Index, a broader Russell index, which is comprised of small cap equity securities in the United States. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer services, consumer goods, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund’s securities are small cap equity securities of U.S. companies, including common stock, preferred stock and real estate investment trusts. As of January 31, 2019 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $23.11 million to $12.13 billion.

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their sector peers based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their sector peers over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their sector peers as measured by profitability, earnings quality and solvency/financial risk.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

Supplement dated May 23, 2019

to the Summary Prospectuses and Prospectus, dated March 1, 2019, as supplemented

Effective June 21, 2019 for the JPMorgan Diversified Return Emerging Markets Equity ETF (the “JPEM Effective Date”) and effective June 28, 2019 for the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “JPSE Effective Date”), each Fund’s underlying index composition will be updated as described below. At that time, the disclosure relating to each Fund’s main investment strategies will also be revised.

JPMorgan Diversified Return Emerging Markets Equity ETF

On the JPEM Effective Date, the first paragraph of “What are the Fund’s main investment strategies?” and the “Underlying Index Characteristics” in the Summary Prospectus section will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities from emerging markets selected to represent a diversified set of factor characteristics, as described below. The Fund’s adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE International Limited, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Emerging Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities from advanced and secondary emerging markets. Through diversification, the Underlying Index is designed to more evenly distribute risk across regions, super-sectors and individual securities. In the Underlying Index, weightings to regions and super-sectors are adjusted based on their historical volatility to attempt to balance risk across regions and super-sectors in the overall portfolio. The Underlying Index is diversified across certain countries in the following regions: Asia Pacific ex China; China; Europe, Middle East & Africa (EMEA); and Latin America; and across the following super-sectors: commodities, financials, consumer, defensives and industrials. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund’s securities are large-and mid-cap equity securities of companies from emerging markets, including common stock, depositary receipts, preferred stock and real estate investment trusts (REITs). For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index. As of January 31, 2019 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $292.78 million to $215.48 billion.

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their region and/or super-sector peers based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their region and/or super-sector peers over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their region and/or super-sector peers as measured by profitability, earnings quality and solvency/financial risk.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return U.S. Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Supplement dated May 23, 2019

to the Summary Prospectuses and Prospectus, dated March 1, 2019, as supplemented

Effective June 21, 2019 for the JPMorgan Diversified Return Emerging Markets Equity ETF (the “JPEM Effective Date”) and effective June 28, 2019 for the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “JPSE Effective Date”), each Fund’s underlying index composition will be updated as described below. At that time, the disclosure relating to each Fund’s main investment strategies will also be revised.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

On the JPSE Effective Date, the first paragraph of “What are the Fund’s main investment strategies?” and the “Underlying Index Characteristics” in the Summary Prospectus section will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, as described below. The Fund’s adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE International Limited, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the Russell 2000 Index, a broader Russell index, which is comprised of small cap equity securities in the United States. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer services, consumer goods, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund’s securities are small cap equity securities of U.S. companies, including common stock, preferred stock and real estate investment trusts. As of January 31, 2019 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $23.11 million to $12.13 billion.

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their sector peers based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their sector peers over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their sector peers as measured by profitability, earnings quality and solvency/financial risk.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE